Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplementary Insurance Information
Deferred acquisition costs	$ 3,921.1		$ 3,926.5	$ 3,939.2		$ 3,822.3
Market risk benefit asset	212.3		153.4	109.2
Future policy benefits and claims	43,084.2		42,488.0	38,279.4
Contractholder and other policyholder funds			42,272.4	43,184.3
Market risk benefit liability	69.3		111.9	181.4
Premiums and other considerations	3,479.9	$ 2,927.8	6,396.7	5,264.3	$ 4,714.0
Net investment income	1,731.7	1,586.0	3,285.5	2,852.4	3,633.7
Benefits, claims and settlement expenses	3,760.8	3,348.4	7,226.2	5,882.7	6,617.5
Liability for future policy benefit remeasurement (gain) loss	441.1	(5.1)	(52.5)	(259.8)	0.4
Market risk benefit remeasurement (gain) loss	5.4	$ (7.8)	33.7	131.2	114.1
Amortization of deferred acquisition costs			388.7	385.7	372.2
Other operating expenses			2,732.8	2,750.2	2,456.3
Retirement and Income Solutions
Supplementary Insurance Information
Deferred acquisition costs	$ 925.1		918.9	930.0		964.4
Market risk benefit asset			153.4	109.2
Future policy benefits and claims			29,161.9	26,651.8
Contractholder and other policyholder funds			34,399.6	35,338.0
Market risk benefit liability			111.9	181.4
Premiums and other considerations			2,935.0	1,959.7	1,883.6
Net investment income			2,618.8	2,252.2	2,674.4
Benefits, claims and settlement expenses			4,615.8	3,328.0	3,547.3
Liability for future policy benefit remeasurement (gain) loss			(68.5)	(14.9)	(3.8)
Market risk benefit remeasurement (gain) loss			33.7	131.2	114.1
Amortization of deferred acquisition costs			95.9	101.0	107.0
Other operating expenses			1,562.1	1,514.2	1,380.6
Benefits and Protection
Supplementary Insurance Information
Deferred acquisition costs			3,007.6	3,009.2		$ 2,857.9
Future policy benefits and claims			13,137.0	11,411.6
Contractholder and other policyholder funds			7,870.8	7,844.2
Premiums and other considerations			3,469.0	3,306.8	2,830.4
Net investment income			545.7	560.3	907.8
Benefits, claims and settlement expenses			2,609.0	2,553.7	3,069.3
Liability for future policy benefit remeasurement (gain) loss			16.0	(244.9)	4.2
Amortization of deferred acquisition costs			292.8	284.7	265.2
Other operating expenses			1,078.0	1,018.8	992.6
Corporate
Supplementary Insurance Information
Future policy benefits and claims			189.1	216.0
Contractholder and other policyholder funds			2.0	2.1
Premiums and other considerations			(7.3)	(2.2)
Net investment income			121.0	39.9	51.5
Benefits, claims and settlement expenses			1.4	1.0	0.9
Other operating expenses			$ 92.7	$ 217.2	$ 83.1